UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1%

	Financials — 13.7%
$164,000	ACE INA Holdings, Inc.,
	4.350%, 11/3/45	$178,729
22,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	22,949
134,000	Ally Financial, Inc., 8.000%, 11/1/31	154,770
300,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	295,500
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	245,372
170,000	Bank of Nova Scotia (The) (Canada),
	4.500%, 12/16/25	169,716
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	199,143
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	163,180
265,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	263,091
205,000	CIT Group, Inc., 5.000%, 8/15/22	207,433
125,000	Citigroup, Inc., 3.300%, 4/27/25	125,314
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)(B)	276,750
86,000	Citigroup, Inc., 6.125%, 12/29/49(A)(B)	86,212
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	16,065
27,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	25,718
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	246,710
57,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	61,489
58,000	CTR Partnership LP / CareTrust Capital
	Corp. REIT, 5.875%, 6/1/21	58,290
32,000	Equinix, Inc. REIT, 4.875%, 4/1/20	33,104
25,000	Equinix, Inc. REIT, 5.375%, 4/1/23	25,875
26,000	ESH Hospitality, Inc., REIT, 144a,
	5.250%, 5/1/25	25,285
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	177,440
79,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	76,038
135,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	135,241
130,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	148,309
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	222,501
42,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	43,381
7,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	7,039
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	129,447
86,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/31/49(A)(B)	83,196
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)(B)	293,250
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	250,409
36,000	International Lease Finance Corp.,
	5.875%, 8/15/22	39,060
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	151,225
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)(B)	288,060
48,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	48,120
60,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	57,338
80,000	Morgan Stanley, 3.950%, 4/23/27	80,085
300,000	Morgan Stanley, 5.450%, 7/29/49(A)(B)	283,500
49,000	MPT Operating Partnership LP / MPT
	Finance Corp. REIT, 6.375%, 2/15/22	51,205
74,000	Navient Corp., 5.000%, 10/26/20	67,155
39,000	Navient Corp., 5.875%, 10/25/24	33,052
224,000	Navient Corp. MTN, 6.125%, 3/25/24	192,640
180,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	183,328
160,000	PNC Bank NA, 2.700%, 11/1/22	158,894
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	168,052
43,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	41,710
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	167,339
71,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	70,645
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	189,696
275,000	Wells Fargo & Co.,
	5.900%, 12/12/49(A)(B)	278,695
85,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	85,690
180,000	Welltower Inc. REIT, 6.125%, 4/15/20	202,952
		7,285,387

	Consumer Discretionary — 10.6%
42,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	42,735
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	67,360
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	34,072
9,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	9,360
155,000	Anheuser-Busch InBev Finance, Inc.,
	2.650%, 2/1/21	159,276
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	163,164
230,000	AutoNation, Inc., 5.500%, 2/1/20	250,077
36,000	Belo Corp., 7.250%, 9/15/27	36,000
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	21,315

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1% (Continued)

	Consumer Discretionary — (Continued)
$104,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	$87,620
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	28,630
17,000	CalAtlantic Group, Inc.,
	8.375%, 1/15/21	19,762
215,000	CBS Corp., 4.900%, 8/15/44	208,815
99,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	104,198
124,000	CCO Safari II LLC, 144a,
	6.484%, 10/23/45	137,978
43,000	CCOH Safari LLC, 144a,
	5.750%, 2/15/26	44,505
286,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	283,140
24,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	24,720
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	53,464
44,000	CSC Holdings LLC, 8.625%, 2/15/19	48,400
210,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	214,400
14,000	DISH DBS Corp., 5.875%, 7/15/22	13,265
283,000	DISH DBS Corp., 6.750%, 6/1/21	292,198
35,000	DISH DBS Corp., 7.875%, 9/1/19	38,500
182,000	Dollar General Corp., 3.250%, 4/15/23	183,686
32,000	DR Horton, Inc., 4.375%, 9/15/22	32,080
5,000	DR Horton, Inc., 4.750%, 2/15/23	5,075
80,000	Ford Motor Co., 4.750%, 1/15/43	80,262
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	228,867
51,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	59,798
150,000	Home Depot, Inc., 5.950%, 4/1/41	198,386
34,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	35,275
18,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	18,311
26,000	Jarden Corp., 144a, 5.000%, 11/15/23	27,235
24,000	L Brands, Inc., 5.625%, 2/15/22	26,146
16,000	Lennar Corp., 4.750%, 11/15/22	16,040
64,000	Lennar Corp., 4.750%, 5/30/25	62,880
17,000	Lennar Corp., 4.875%, 12/15/23	17,000
19,000	LKQ Corp., 4.750%, 5/15/23	18,478
40,000	M/I Homes, Inc., 6.750%, 1/15/21	39,300
140,000	McDonald's Corp., 2.750%, 12/9/20	145,002
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	20,340
25,000	Meritage Homes Corp.,
	7.150%, 4/15/20	26,375
121,000	MGM Resorts International,
	5.250%, 3/31/20	124,025
52,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	52,260
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,380
18,000	Netflix, Inc., 5.500%, 2/15/22	18,845
8,000	Netflix, Inc., 5.750%, 3/1/24	8,440
74,000	Netflix, Inc., 5.875%, 2/15/25	77,885
154,000	Newell Rubbermaid, Inc.,
	2.875%, 12/1/19	155,684
70,000	Newell Rubbermaid, Inc.,
	4.000%, 12/1/24	71,451
103,000	Newell Rubbermaid, Inc.,
	4.200%, 4/1/26	107,743
44,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	43,670
30,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	29,775
41,000	PulteGroup, Inc., 5.500%, 3/1/26	42,179
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	35,690
57,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	58,710
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	42,435
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	60,135
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,348
55,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	56,444
240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	241,118
85,000	Service Corp. International/US,
	8.000%, 11/15/21	99,450
90,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	92,812
108,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	109,890
21,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	21,971
11,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	11,578
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	35,870
44,000	Spectrum Brands, Inc.,
	5.750%, 7/15/25	46,750
55,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	53,900
32,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	32,960
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	35,508
30,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	29,700
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,295

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1% (Continued)

	Consumer Discretionary — (Continued)
$23,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	$24,092
88,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	89,760
44,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	43,780
		5,654,023

	Energy — 5.5%
40,000	Antero Resources Corp.,
	5.375%, 11/1/21	37,000
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	316,439
92,000	Buckeye Partners LP, 4.150%, 7/1/23	82,940
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	143,617
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	2,240
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	14,080
75,000	Continental Resources, Inc.,
	5.000%, 9/15/22	64,641
37,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	31,840
185,000	Exxon Mobil Corp., 2.222%, 3/1/21	188,275
132,000	FTS International, Inc., 6.250%, 5/1/22	14,520
22,000	FTS International, Inc., 144a,
	7.837%, 6/15/20(A)	14,839
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	63,900
18,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	15,840
65,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	60,125
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	45,080
236,000	Halliburton Co., 3.375%, 11/15/22	240,170
122,000	Hess Corp., 5.600%, 2/15/41	108,370
24,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	20,220
260,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	235,556
205,000	Marathon Oil Corp., 2.800%, 11/1/22	166,939
170,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	152,575
20,000	MPLX LP, 144a, 4.875%, 12/1/24	18,465
13,000	MPLX LP, 144a, 4.875%, 6/1/25	11,854
25,000	NuStar Logistics LP, 4.800%, 9/1/20	22,000
16,000	NuStar Logistics LP, 6.750%, 2/1/21	14,960
135,000	Petroleos Mexicanos, 4.500%, 1/23/26	125,752
57,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	40,328
33,000	QEP Resources, Inc., 6.800%, 3/1/20	30,731
57,000	Range Resources Corp.,
	5.000%, 8/15/22	49,162
20,000	Range Resources Corp.,
	5.750%, 6/1/21	17,650
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	11,305
57,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	37,050
21,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	20,186
41,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	39,104
21,000	Sanchez Energy Corp.,
	6.125%, 1/15/23	11,340
42,000	SemGroup Corp., 7.500%, 6/15/21	33,705
33,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	1,485
17,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	13,345
90,000	Sunoco Logistics Partners Operations
	LP, 5.950%, 12/1/25	90,422
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	20,816
249,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	179,280
79,000	Unit Corp., 6.625%, 5/15/21	39,698
75,000	Weatherford International Ltd.
	(Bermuda), 5.125%, 9/15/20	64,125
		2,911,969

	Industrials — 5.0%
31,000	ADT Corp. (The), 3.500%, 7/15/22	26,815
7,000	ADT Corp. (The), 6.250%, 10/15/21	7,035
56,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	55,786
98,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	92,242
200,000	Air Lease Corp., 5.625%, 4/1/17	205,484
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,210
36,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	37,710
44,253	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	44,696
58,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	57,565
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,341
33,000	Anixter, Inc., 5.125%, 10/1/21	33,165
34,000	Anixter, Inc., 144a, 5.500%, 3/1/23	34,425
88,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	88,359
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	26,250
4,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	3,030

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1% (Continued)

	Industrials — (Continued)
$27,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	$20,520
4,000	Building Materials Corp. of America,
	144a, 5.375%, 11/15/24	4,060
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	327,767
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	25,800
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	27,300
175,000	FedEx Corp., 5.100%, 1/15/44	194,964
119,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	71,400
7,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	7,324
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	99,512
11,000	Joy Global, Inc., 5.125%, 10/15/21	9,358
96,000	KLX, Inc., 144a, 5.875%, 12/1/22	95,520
34,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	29,495
163,000	Masco Corp., 4.375%, 4/1/26	165,952
175,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	63,000
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	86,320
65,000	Orbital ATK, Inc., 5.250%, 10/1/21	67,438
14,000	Orbital ATK, Inc., 144a,
	5.500%, 10/1/23	14,700
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	210,476
139,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	139,658
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	29,835
15,215	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	15,063
44,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	43,725
166,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	176,790
28,071	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	28,930
		2,688,020

	Telecommunication Services — 4.6%
96,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	96,240
29,000	AMC Networks, Inc., 5.000%, 4/1/24	29,109
105,000	AT&T, Inc., 3.900%, 3/11/24	110,814
40,000	AT&T, Inc., 4.350%, 6/15/45	36,644
125,000	AT&T, Inc., 4.500%, 5/15/35	123,262
66,000	CenturyLink, Inc., 5.625%, 4/1/20	66,859
50,000	CenturyLink, Inc., 5.800%, 3/15/22	48,105
43,000	CenturyLink, Inc., 6.450%, 6/15/21	43,564
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	31,465
52,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	52,390
20,000	Discovery Communications LLC,
	3.250%, 4/1/23	19,062
18,000	Discovery Communications LLC,
	3.300%, 5/15/22	17,743
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	212,397
40,000	Discovery Communications LLC,
	4.900%, 3/11/26	41,241
113,000	Frontier Communications Corp.,
	6.875%, 1/15/25	95,414
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	57,926
119,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	121,975
36,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	21,690
19,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	14,012
200,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	129,000
47,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	47,999
28,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	29,960
170,000	Qwest Corp., 6.750%, 12/1/21	182,750
84,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	61,425
10,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	11,250
27,000	T-Mobile USA, Inc., 6.000%, 3/1/23	27,574
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	21,682
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,747
233,000	T-Mobile USA, Inc., 6.731%, 4/28/22	243,438
16,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	16,200
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	321,642
64,000	ViaSat, Inc., 6.875%, 6/15/20	66,480
44,000	Windstream Corp., 7.750%, 10/15/20	37,840
		2,452,899

	Health Care — 4.1%
55,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	55,550
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	11,165
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	93,667
180,000	Celgene Corp., 2.875%, 8/15/20	185,392
78,000	Centene Escrow Corp., 144a,
	5.625%, 2/15/21	81,315

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1% (Continued)

	Health Care — (Continued)
$160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	$164,003
36,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	36,990
129,000	HCA, Inc., 5.375%, 2/1/25	130,411
28,000	HCA, Inc., 5.875%, 2/15/26	28,840
86,000	HCA, Inc., 6.500%, 2/15/20	94,385
44,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	39,655
14,000	Kindred Healthcare, Inc.,
	8.000%, 1/15/20	13,895
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	42,845
24,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	21,180
31,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.625%, 10/15/23	28,132
160,000	Mylan N.V. (Netherlands), 144a,
	3.000%, 12/15/18	162,196
142,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	164,703
200,000	Perrigo Finance Unlimited Co.
	(Ireland), 3.500%, 3/15/21	204,948
66,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	67,709
29,000	Select Medical Corp., 6.375%, 6/1/21	27,405
78,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	78,390
78,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	79,950
105,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	111,825
70,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	64,750
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	48,970
140,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	114,100
29,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/18	26,318
18,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	14,152
20,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	15,400
		2,208,241

	Information Technology — 3.4%
148,000	Apple, Inc., 4.650%, 2/23/46	161,565
28,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	28,280
7,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	7,398
184,000	eBay, Inc., 2.500%, 3/9/18	186,984
206,000	Electronic Arts, Inc., 3.700%, 3/1/21	214,145
40,000	Electronic Arts, Inc., 4.800%, 3/1/26	41,125
230,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	237,711
37,000	First Data Corp., 144a, 5.000%, 1/15/24	37,046
38,000	First Data Corp., 144a, 5.375%, 8/15/23	38,950
212,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	213,384
100,000	Intel Corp., 3.300%, 10/1/21	107,417
155,000	International Business Machines Corp.,
	3.450%, 2/19/26	162,702
18,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	18,248
85,000	Microsoft Corp., 3.500%, 2/12/35	83,244
42,000	NCR Corp., 4.625%, 2/15/21	41,790
51,000	NCR Corp., 5.875%, 12/15/21	52,148
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	206,997
		1,839,134

	Consumer Staples — 2.4%
36,000	B&G Foods, Inc., 4.625%, 6/1/21	36,450
5,000	Cardtronics, Inc., 5.125%, 8/1/22	4,938
28,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	28,980
107,000	Cott Beverages, Inc., 5.375%, 7/1/22	108,605
3,000	Cott Beverages, Inc., 6.750%, 1/1/20	3,150
240,000	CVS Health Corp., 3.875%, 7/20/25	258,990
49,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	50,133
24,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	25,440
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	40,050
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	26,595
85,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	74,375
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	198,020
205,000	Mead Johnson Nutrition Co.,
	3.000%, 11/15/20	210,661
170,000	Sysco Corp., 2.500%, 7/15/21	171,975
18,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	19,080
		1,257,442

	Materials — 2.3%
37,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	36,445
47,000	Alcoa, Inc., 5.125%, 10/1/24	44,577
61,000	Aleris International, Inc.,
	7.625%, 2/15/18	62,220
140,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	136,850
33,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	32,505

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.1% (Continued)

	Materials — (Continued)
$144,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	$135,900
25,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	20,375
13,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	10,400
103,000	Chemtura Corp., 5.750%, 7/15/21	101,455
35,000	Domtar Corp., 10.750%, 6/1/17	38,195
9,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	8,978
117,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	107,055
73,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	51,830
20,000	Huntsman International LLC,
	4.875%, 11/15/20	19,800
165,000	International Paper Co.,
	5.150%, 5/15/46	166,070
9,000	Norbord, Inc. (Canada), 144a,
	5.375%, 12/1/20	8,989
31,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	30,535
104,000	Southern Copper Corp.,
	5.875%, 4/23/45	92,195
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	50,125
53,000	Vulcan Materials Co., 7.500%, 6/15/21	62,805
		1,217,304

	Utilities — 1.5%
3,000	AES Corp. VA, 8.000%, 6/1/20	3,405
37,000	Calpine Corp., 144a, 7.875%, 1/15/23	39,220
84,000	DPL, Inc., 7.250%, 10/15/21	87,308
140,000	Duke Energy Progress, LLC,
	4.150%, 12/1/44	147,023
145,000	Dynegy, Inc., 5.875%, 6/1/23	121,075
87,000	Dynegy, Inc., 7.375%, 11/1/22	80,475
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	13,140
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	32,760
101,000	NRG Energy, Inc., 7.875%, 5/15/21	100,621
124,000	PacifiCorp, 5.750%, 4/1/37	155,822
		780,849
	Total Corporate Bonds	$28,295,268

	U.S. Treasury Obligations — 18.6%
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	69,023
412,000	U.S. Treasury Bond, 3.000%, 11/15/45	444,783
370,000	U.S. Treasury Inflation Indexed Bonds,
	0.375%, 7/15/25	377,697
1,050,000	U.S. Treasury Inflation Indexed Bonds,
	1.000%, 2/15/46	1,094,904
3,595,000	U.S. Treasury Note, 0.750%, 1/31/18	3,596,265
2,955,000	U.S. Treasury Note, 0.875%, 3/31/18	2,962,848
46,000	U.S. Treasury Note, 1.125%, 2/28/21	45,811
1,270,000	U.S. Treasury Note, 2.250%, 11/15/25	1,321,742
	Total U.S. Treasury Obligations	$9,913,073

	U.S. Government Mortgage-Backed
	Obligations — 14.4%
39,245	FHLMC, Pool #A56988, 5.500%, 2/1/37	43,807
185,289	FHLMC, Pool #A95946, 4.000%, 1/1/41	198,281
183,583	FHLMC, Pool #A96485, 4.500%, 1/1/41	199,832
73,630	FHLMC, Pool #G03217, 5.500%, 9/1/37	82,542
28,592	FHLMC, Pool #G03781, 6.000%, 1/1/38	32,491
73,560	FHLMC, Pool #G06031, 5.500%, 3/1/40	82,361
117,785	FHLMC, Pool #J27931, 3.500%, 4/1/29	125,140
10,538	FNMA, Pool #254759, 4.500%, 6/1/18	10,898
10,265	FNMA, Pool #535290, 8.000%, 5/1/30	12,523
9,299	FNMA, Pool #561741, 7.500%, 1/1/31	11,022
18,732	FNMA, Pool #889734, 5.500%, 6/1/37	21,058
70,312	FNMA, Pool #899079, 5.000%, 3/1/37	77,714
27,987	FNMA, Pool #933806, 5.000%, 5/1/38	30,934
15,054	FNMA, Pool #974401, 4.500%, 4/1/23	15,985
19,987	FNMA, Pool #974403, 4.500%, 4/1/23	21,376
35,083	FNMA, Pool #984256, 5.000%, 6/1/23	37,578
24,606	FNMA, Pool #995220, 6.000%, 11/1/23	26,819
25,511	FNMA, Pool #995472, 5.000%, 11/1/23	27,431
117,326	FNMA, Pool #AB1149, 5.000%, 6/1/40	130,056
96,682	FNMA, Pool #AB1800, 4.000%, 11/1/40	104,438
165,371	FNMA, Pool #AD3795, 4.500%, 4/1/40	180,474
265,824	FNMA, Pool #AD9150, 5.000%, 8/1/40	295,359
385,357	FNMA, Pool #AE0548, 4.500%, 11/1/40	420,645
39,350	FNMA, Pool #AE0831, 6.000%, 9/1/39	44,839
256,878	FNMA, Pool #AE4429, 4.000%, 10/1/40	275,208
24,140	FNMA, Pool #AH2666, 4.000%, 1/1/26	25,800
47,683	FNMA, Pool #AH3493, 4.000%, 2/1/26	50,959
121,627	FNMA, Pool #AI0805, 4.500%, 7/1/41	132,620
484,701	FNMA, Pool #AJ5457, 4.000%, 11/1/41	520,919
453,994	FNMA, Pool #AL0054, 4.500%, 2/1/41	495,555
91,534	FNMA, Pool #AL2663, 4.000%, 1/1/26	97,867
409,172	FNMA, Pool #AL3318, 3.500%, 3/1/43	434,037
470,769	FNMA, Pool #AS4442, 3.000%, 2/1/35	491,443
434,634	FNMA, Pool #MA1175, 3.000%, 9/1/42	446,841
293,276	FNMA, Pool #MA1543, 3.500%, 8/1/33	310,160
281,751	FNMA, Pool #MA2177, 4.000%, 2/1/35	303,903
424,892	GNMA, Pool #4853, 4.000%, 11/20/40	457,903
284,769	GNMA, Pool #4883, 4.500%, 12/20/40	309,959
131,110	GNMA, Pool #736696, 4.500%, 5/15/40	142,814
21,992	GNMA, Pool #748495, 4.000%, 8/15/40	23,541
11,238	GNMA, Pool #8503, 1.875%, 9/20/24(A)	11,649
456,323	GNMA, Pool #AD1745,
	3.000%, 2/20/43	474,663
396,669	GNMA, Pool #MA1157,
	3.500%, 7/20/43	420,219
	Total U.S. Government
	Mortgage-Backed Obligations	$7,659,663

	Asset-Backed Securities — 2.3%
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	397,281

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 2.3% (Continued)
$331,493	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	$331,719
301,617	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	278,230
210,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	209,173
	Total Asset-Backed Securities	$1,216,403

	Commercial Mortgage-Backed Securities — 2.2%
18,724	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	18,731
190,414	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.587%, 6/15/34(A)	187,055
43,533	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	43,547
340,018	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.269%, 11/5/30(A)	338,930
270,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.581%, 1/15/32(A)	265,932
325,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	345,542
	Total Commercial
	Mortgage-Backed Securities	$1,199,737

	Non-Agency Collateralized Mortgage
	Obligations — 1.6%
285,816	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	289,827
23,950	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	24,178
24,505	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	24,461
132,991	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	103,889
267,984	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.580%, 8/25/43(A)	260,953
112,538	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	92,226
80,277	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	78,390
	Total Non-Agency Collateralized
	Mortgage Obligations	$873,924

	Municipal Bonds — 0.7%
	Illinois — 0.1%
35,000	IL St, Pension, UTGO, 5.100%, 6/1/33	32,730

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48	328,301
	Total Municipal Bonds	$361,031

	Agency Collateralized Mortgage
	Obligations — 0.3%
12,297	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	13,088
170,655	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	176,048
	Total Agency Collateralized
	Mortgage Obligations	$189,136

	Sovereign Bond — 0.3%
148,000	Poland Government International
	Bond, 3.250%, 4/6/26	147,808

Shares

	Investment Funds — 6.2%
3,285,969	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	3,285,969
32,670	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	32,670
	Total Investment Funds	$3,318,639

	Total Investment Securities —99.7%
	(Cost $53,525,412)	$53,174,682

	Other Assets in
	Excess of Liabilities — 0.3%	156,388

	Net Assets — 100.0%	$53,331,070

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2016.

**	Represents collateral for securities loaned.

Touchstone Active Bond Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $32,180.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded.The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $6,604,678 or 12.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,295,268	$—	$28,295,268
U.S. Treasury Obligations	—	9,913,073	—	9,913,073
U.S. Government Mortgage-Backed Obligations	—	7,659,663	—	7,659,663
Asset-Backed Securities	—	1,216,403	—	1,216,403
Commercial Mortgage-Backed Securities	—	1,199,737	—	1,199,737
Non-Agency Collateralized Mortgage Obligations	—	873,924	—	873,924
Municipal Bonds	—	361,031	—	361,031
Agency Collateralized Mortgage Obligations	—	189,136	—	189,136
Sovereign Bond	—	147,808	—	147,808
Investment Funds	3,318,639	—	—	3,318,639
Total	$3,318,639	$49,856,043	$—	$53,174,682

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 22.4%
Alphabet, Inc. - Class C*	3,405	$2,536,555
Apple, Inc.	18,809	2,049,993
Avnet, Inc.	31,051	1,375,559
Cisco Systems, Inc.	64,000	1,822,080
International Business Machines Corp.	7,775	1,177,524
LinkedIn Corp. - Class A*	6,974	797,477
Microsoft Corp.	34,580	1,909,853
Oracle Corp.	47,757	1,953,739
		13,622,780

Health Care — 15.7%
Abbott Laboratories	41,181	1,722,601
Biogen, Inc.*	3,956	1,029,826
Bio-Rad Laboratories, Inc. - Class A*	10,890	1,488,881
Johnson & Johnson	12,464	1,348,605
Novartis AG ADR	26,734	1,936,611
Owens & Minor, Inc.	50,174	2,028,033
		9,554,557

Financials — 15.1%
Bank of America Corp.	68,571	927,080
Bank of New York Mellon Corp. (The)	59,138	2,178,052
Berkshire Hathaway, Inc. - Class B*	26,428	3,749,605
Goldman Sachs Group, Inc. (The)	6,639	1,042,190
Simon Property Group, Inc. REIT	6,203	1,288,301
		9,185,228

Consumer Discretionary — 12.6%
Amazon.com, Inc.*	3,563	2,115,139
Carnival Corp. (Panama)	20,443	1,078,777
Comcast Corp. - Class A	20,343	1,242,550
Priceline Group, Inc. (The)*	906	1,167,798
Twenty-First Century Fox, Inc. - Class A	44,236	1,233,300
Vista Outdoor, Inc.*	16,050	833,156
		7,670,720

Consumer Staples — 10.3%
JM Smucker Co. (The)	11,710	1,520,426
Mondelez International, Inc. - Class A	57,488	2,306,419
Sysco Corp.	52,412	2,449,213
		6,276,058

Industrials — 9.5%
CSX Corp.	24,909	641,407
General Electric Co.	76,925	2,445,446
Union Pacific Corp.	13,609	1,082,596
United Technologies Corp.	7,373	738,037
WESCO International, Inc.*	16,466	900,196
		5,807,682

Energy — 7.0%
Exxon Mobil Corp.	11,768	983,687
Halliburton Co.	28,431	1,015,555
Schlumberger Ltd. (Curacao)	15,904	1,172,920
World Fuel Services Corp.	22,215	1,079,205
		4,251,367

Materials — 4.2%
Agrium, Inc. (Canada)†	14,720	1,299,629
Reliance Steel & Aluminum Co.	18,498	1,279,877
		2,579,506

Telecommunication Services — 2.4%
AT&T, Inc.	36,724	1,438,479
Total Common Stocks		$60,386,377

Investment Funds — 2.2%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	113	113
Invesco Government & Agency
Portfolio, Institutional Class,
0.26%**∞Ω	1,343,538	1,343,538
Total Investment Funds		$1,343,651

Total Investment Securities —101.4%
(Cost $60,140,553)		$61,730,028

Liabilities in Excess of Other Assets — (1.4%)		(846,648)

Net Assets — 100.0%		$60,883,380

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $1,286,562.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,386,377	$—	$—	$60,386,377
Investment Funds	1,343,651	—	—	1,343,651
Total	$61,730,028	$—	$—	$61,730,028

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Financials — 24.1%
Alleghany Corp.*	2,182	$1,082,708
Bank of America Corp.	53,652	725,375
Berkshire Hathaway, Inc. - Class B*	15,150	2,149,482
BlackRock, Inc.	3,478	1,184,503
Progressive Corp. (The)	33,000	1,159,620
Wells Fargo & Co.	25,051	1,211,466
		7,513,154

Consumer Discretionary — 21.5%
CarMax, Inc.*	24,419	1,247,811
Carnival Corp. (Panama)	29,570	1,560,409
Dollar Tree, Inc.*	17,452	1,439,092
Lowe's Cos., Inc.	17,937	1,358,728
O'Reilly Automotive, Inc.*	3,960	1,083,694
		6,689,734

Industrials — 15.4%
Deere & Co.	10,991	846,197
FedEx Corp.	4,053	659,504
General Dynamics Corp.	10,504	1,379,910
General Electric Co.	31,020	986,126
Norfolk Southern Corp.	11,315	941,974
		4,813,711

Information Technology — 11.8%
Cisco Systems, Inc.	29,071	827,651
International Business Machines Corp.	3,875	586,869
Microsoft Corp.	10,892	601,565
Visa, Inc. - Class A	21,721	1,661,222
		3,677,307

Consumer Staples — 9.7%
Altria Group, Inc.	20,816	1,304,331
Coca-Cola Co. (The)	16,807	779,677
Edgewell Personal Care Co.	11,753	946,469
		3,030,477

Health Care — 6.9%
Bristol-Myers Squibb Co.	14,673	937,311
Eli Lilly & Co.	16,648	1,198,822
		2,136,133

Materials — 5.3%
Mosaic Co. (The)	17,287	466,749
NewMarket Corp.	3,008	1,191,950
		1,658,699

Energy — 2.4%
Chevron Corp.	7,865	750,321

Telecommunication Services — 2.2%
Verizon Communications, Inc.	12,897	697,470
Total Common Stocks		$30,967,006

Investment Fund — 0.8%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	240,033	$240,033

Total Investment Securities —100.1%
(Cost $31,290,015)		$31,207,039

Liabilities in Excess of Other Assets — (0.1%)		(31,833)

Net Assets — 100.0%		$31,175,206

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,967,006	$—	$—	$30,967,006
Investment Fund	240,033	—	—	240,033
Total	$31,207,039	$—	$—	$31,207,039

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Aggressive ETF Fund – March 31, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
7,810	iShares Core S&P 500 ETF	$1,613,936
37,770	iShares Core US Aggregate Bond ETF	4,186,427
40,470	iShares MSCI EAFE Index Fund	2,312,051
50,650	iShares S&P 500 Growth Index Fund	5,869,829
39,760	iShares S&P 500 Value Index Fund	3,576,014
4,780	iShares S&P MidCap 400 Growth Index
	Fund	777,276
7,780	iShares S&P MidCap 400 Value Index
	Fund†	965,031
1,430	iShares S&P SmallCap 600 Growth
	Index Fund	177,606
5,110	iShares S&P SmallCap 600 Value Index
	Fund	579,065
	Total Exchange Traded Funds	$20,057,235

	Investment Funds — 5.7%
185,722	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	185,722
975,833	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	975,833
	Total Investment Funds	$1,161,555

	Total Investment Securities —104.4%
	(Cost $19,175,274)	$21,218,790

	Liabilities in Excess of
	Other Assets — (4.4%)	(894,290)

	Net Assets — 100.0%	$20,324,500

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $956,100.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,057,235	$—	$—	$20,057,235
Investment Funds	1,161,555	—	—	1,161,555
Total	$21,218,790	$—	$—	$21,218,790

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Conservative ETF Fund – March 31, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
33,430	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$2,842,553
3,900	iShares Core S&P 500 ETF	805,935
87,240	iShares Core US Aggregate Bond ETF	9,669,682
21,230	iShares MSCI EAFE Index Fund	1,212,870
21,180	iShares S&P 500 Growth Index Fund†	2,454,550
18,490	iShares S&P 500 Value Index Fund	1,662,991
1,110	iShares S&P MidCap 400 Growth Index
	Fund	180,497
3,360	iShares S&P MidCap 400 Value Index
	Fund†	416,774
1,450	iShares S&P SmallCap 600 Growth
	Index Fund†	180,090
1,670	iShares S&P SmallCap 600 Value Index
	Fund	189,244
	Total Exchange Traded Funds	$19,615,186

	Investment Funds — 19.5%
251,721	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	251,721
3,634,883	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	3,634,883
	Total Investment Funds	$3,886,604

	Total Investment Securities —118.2%
	(Cost $21,382,861)	$23,501,790

	Liabilities in Excess of
	Other Assets — (18.2%)	(3,619,585)

	Net Assets — 100.0%	$19,882,205

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $3,559,511.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,615,186	$—	$—	$19,615,186
Investment Funds	3,886,604	—	—	3,886,604
Total	$23,501,790	$—	$—	$23,501,790

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Moderate ETF Fund – March 31, 2016 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
6,310	iShares Core S&P 500 ETF	$1,303,961
98,870	iShares Core US Aggregate Bond ETF	10,958,751
40,590	iShares MSCI EAFE Index Fund	2,318,907
49,450	iShares S&P 500 Growth Index Fund	5,730,760
40,260	iShares S&P 500 Value Index Fund	3,620,984
4,580	iShares S&P MidCap 400 Growth Index
	Fund	744,754
8,090	iShares S&P MidCap 400 Value Index
	Fund†	1,003,484
1,880	iShares S&P SmallCap 600 Growth
	Index Fund†	233,496
4,270	iShares S&P SmallCap 600 Value Index
	Fund	483,876
	Total Exchange Traded Funds	$26,398,973

	Investment Funds — 6.1%
388,566	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	388,566
1,232,209	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	1,232,209
	Total Investment Funds	$1,620,775

	Total Investment Securities —104.8%
	(Cost $24,540,305)	$28,019,748

	Liabilities in Excess of
	Other Assets — (4.8%)	(1,278,948)

	Net Assets — 100.0%	$26,740,800

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $1,207,316.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,398,973	$—	$—	$26,398,973
Investment Funds	1,620,775	—	—	1,620,775
Total	$28,019,748	$—	$—	$28,019,748

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities for the period ended March 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Notes to Portfolios of Investments (Unaudited) (Continued)

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of March 31, 2016, the Active Bond Fund did not hold any futures contracts.

Swap Contracts—The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Portfolios of Investments (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of March 31, 2016, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the period ended March 31, 2016, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Credit contracts:
Credit Default Swaps	$1,200,000

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

Notes to Portfolios of Investments (Unaudited) (Continued)

As of March 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Active Bond Fund	Corporate Bonds	$32,180	$32,670	$490
Focused Fund	Common Stock	1,286,562	1,343,538	56,976
Aggressive ETF Fund	Exchange Traded Funds	956,100	975,833	19,733
Conservative ETF Fund	Exchange Traded Funds	3,559,511	3,634,883	75,372
Moderate ETF Fund	Exchange Traded Funds	1,207,316	1,232,209	24,893

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$53,525,412	$1,060,079	$(1,410,809)	$(350,730)
Focused Fund	60,140,553	3,466,798	(1,877,323)	1,589,475
Large Cap Core Equity Fund	31,290,015	956,997	(1,039,973)	(82,976)
Aggressive ETF Fund	19,175,274	2,412,261	(368,745)	2,043,516
Conservative ETF Fund	21,382,861	2,118,929	—	2,118,929
Moderate ETF Fund	24,540,305	3,818,867	(339,424)	3,479,443

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/25/16

* Print the name and title of each signing officer under his or her signature.